Related Party Transactions - Summary of Transactions Prior Liquidation (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisition of right of use assets [member]
Statements [Line Items]
Dividend Income	₩ 11	₩ 7	₩ 1,966
Acquisition of right of use assets [member] | HD Hyundai Robotics Co., Ltd.(formerly Hyundai Robotics Co., Ltd.) [member]
Statements [Line Items]
Dividend Income		0
Acquisition of right of use assets [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Statements [Line Items]
Dividend Income	11	7	1,966
Interest income [member]
Statements [Line Items]
Dividend Income	6,678	8,264	3,052
Interest income [member] | K Bank Inc.[Member]
Statements [Line Items]
Dividend Income	6,678	8,264	3,052
Interest Expense [member]
Statements [Line Items]
Payables	182	261	260
Interest Expense [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Statements [Line Items]
Payables	182	261	260
Dividend Income [member]
Statements [Line Items]
Dividend Income	5,170	1,786	54,869
Dividend Income [member] | K-Realty CR-REITs No.1 [member]
Statements [Line Items]
Dividend Income			45,549
Dividend Income [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Statements [Line Items]
Dividend Income	401	507	162
Dividend Income [member] | Others [member]
Statements [Line Items]
Dividend Income	₩ 4,769	₩ 1,279	₩ 9,158